Effect of change in presentation currency - CONSOLIDATED STATEMENT OF FINANCIAL POSITION as previously reported (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 02, 2018 USD ($)	[2]	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 EUR (€)
Non-current assets
Intangible assets | $		$ 3,601				$ 4,104			$ 4,115			$ 1,971
Property, plant and equipment | $		3,388				3,368			3,068			2,512
Derivative financial instruments | $		11				7			131
Deferred tax assets | $		254				221			273			194
Other non-current assets | $		24				25			21			15
Total non-current assets | $		7,278				7,725			7,608			4,692
Current assets
Inventories | $		1,284				1,353			1,186			898
Trade and other receivables | $		1,053				1,274			1,227			709
Related party receivables | $												440
Derivative financial instruments | $		9				16			12
Cash and cash equivalents | $		530				784	[1]		813	[1]		602	[1]
Total current assets | $		3,036				3,427			3,238			2,649
TOTAL ASSETS | $		10,314				11,152			10,846			7,341
Equity attributable to owners of the parent
Issued capital | $		23				23
Share premium | $		1,292				1,290			274			571
Capital contribution | $		485				485			485
Other reserves | $		45				(21)			152			169
Retained earnings | $		(3,355)				(3,152)			(3,093)			(2,898)
Total equity attributable to owners of the parent	€ (1,318)	(1,510)			€ (1,148)	(1,375)		€ (2,070)	(2,182)			(2,158)
Non-controlling interests | $		1				1			3			3
TOTAL EQUITY | $		(1,509)	$ (1,359)			(1,374)	[3]		(2,179)	[3]		(2,155)	[3]
Non-current liabilities
Borrowings | $		7,761				8,306			8,582			6,964
Employee benefit obligations | $		957				997			954			784
Derivative financial instruments | $		107				301
Deferred tax liabilities | $		543				583			732			502
Related party borrowings | $						0			709
Provisions | $		38				44			60			52
Total non-current liabilities | $		9,406				10,231			11,037			8,302
Current liabilities
Borrowings | $		118				2			8			8
Interest payable | $		81				71			85			86
Derivative financial instruments | $		38				2			8			8
Trade and other payables | $		1,983				1,988			1,622			957
Income tax payable | $		114				162			192			83
Provisions | $		83				70			73			52
Total current liabilities | $		2,417				2,295			1,988			1,194
TOTAL LIABILITIES | $		11,823				12,526			13,025			9,496
TOTAL EQUITY and LIABILITIES | $		$ 10,314				$ 11,152			$ 10,846			$ 7,341
Previously stated
Non-current assets
Intangible assets					3,422			3,904			€ 1,810			€ 1,762
Property, plant and equipment					2,808			2,911			2,307			2,223
Derivative financial instruments					6			124						40
Deferred tax assets					184			259			178			184
Other non-current assets					21			20			14			10
Total non-current assets					6,441			7,218			4,309			4,219
Current assets
Inventories					1,128			1,125			825			770
Trade and other receivables					1,062			1,164			651			692
Related party receivables											404			404
Derivative financial instruments					13			11						2
Cash and cash equivalents					654			772			553			414
Total current assets					2,857			3,072			2,433			2,282
TOTAL ASSETS					9,298			10,290			6,742			6,501
Equity attributable to owners of the parent
Issued capital					22
Share premium					1,090			136			400			400
Capital contribution					431			431
Other reserves					(321)			(324)			(241)			(105)
Retained earnings					(2,370)			(2,313)			(2,141)			(2,046)
Total equity attributable to owners of the parent					(1,148)			(2,070)			(1,982)			(1,751)
Non-controlling interests					1			2			2			2
TOTAL EQUITY					(1,147)			(2,068)			(1,980)			(1,749)
Non-current liabilities
Borrowings					6,926			8,142			6,397			6,034
Employee benefit obligations					831			905			720			723
Derivative financial instruments					251
Deferred tax liabilities					486			694			461			420
Related party borrowings								673
Provisions					37			57			48			33
Total non-current liabilities					8,531			10,471			7,626			7,210
Current liabilities
Borrowings					2			8			7			4
Interest payable					59			81			79			83
Derivative financial instruments					2			8			7			7
Trade and other payables					1,658			1,539			879			804
Income tax payable					135			182			76			92
Provisions					58			69			48			50
Total current liabilities					1,914			1,887			1,096			1,040
TOTAL LIABILITIES					10,445			12,358			8,722			8,250
TOTAL EQUITY and LIABILITIES					€ 9,298			€ 10,290			€ 6,742			€ 6,501

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements
[2]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards.
[3]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.